EQUITY INVESTMENTS	12 Months Ended
Sep. 30, 2011
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
10.	EQUITY INVESTMENTS

Equity investments consist of the following:

	September 30,
	2010	2011
	RMB	RMB

Equity method investment	22,505	20,503

Liyu

The Company owns 30% equity interest in Liyu and accounts for the investment in Liyu under the equity method. For the years ended September 30, 2009, 2010 and 2011, the Company recorded its pro-rata share of earnings in Liyu of RMB297, RMB497 and RMB2,954 respectively. The Company also received dividends of RMB1,200, RMB1,200 and RMB2,467 respectively from Liyu for each of the years ended September 30, 2009, 2010 and 2011. The dividend received was accounted for as a reduction in equity investments.

On April 12, 2011, Liyu increased its paid-in capital from RMB1,000 to RMB3,000. As a result, additional capital injection of RMB600 has been made to remain its percentage of equity interest.

Biocentury

The Company owned 34% equity interest in Biocentury and accounts for the investment in Biocentury under the equity method. For the years ended September 30, 2009 and 2010, the Company recorded its pro-rata share of earnings in Biocentury of RMB2,632 and RMB7,650, respectively. The Company also received dividends of RMB3,400 and RMB nil from Biocentury for the years ended September 30, 2009 and 2010. On May 27, 2010, The Company disposed its 34% interest in Biocentury for a cash consideration of RMB60,000. A gain on disposal of RMB8,883 was recorded in the statement of comprehensive income for the year ended September 30, 2010.

Jinong

The Company owns 23% equity interest in Jinong and accounts for the investment in Jinong under the equity method. For the years ended September 30, 2009, 2010 and 2011, the Company recorded its pro-rata share of earnings (losses) in Jinong of RMB1,755, RMB1,215 and RMB(1,345), respectively.

Jilin Changji Seed Limited (“Changji”)

The Company owns 35% equity interest in Changji and accounts for the investment in Changji under the equity method. For the years ended September 30, 2009, 2010 and 2011, the Company recorded its pro-rata share of earnings (losses) in Changji of RMB(15), RMB7 and RMB7 respectively. On May 6, 2011, the Changji has been deregistered, a loss on liquidation of RMB7 was recorded in the statement of comprehensive income for the year ended September 30, 2011.